Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Disaggregated Revenue

The following table provides information about disaggregated revenue by type of contract, and timing of revenue recognition:

	Years ended December 31,
	2024	2023

Project implementation phase:
Revenues from pre-implementation projects	$173,003	$188,281
Revenues from post-implementation projects	369,376	326,303

Total	$542,379	$514,584

Schedule of Trade Receivables, Unbilled Receivables, Contract Assets and Contract Liabilities

The following table provides information about trade receivables, unbilled receivables, contract assets and contract liabilities (deferred revenues) from contracts with customers:

	December 31,
	2024	2023

Trade receivables (net of allowance for credit losses of $3,660 and $1,501 on December 31, 2024 and 2023, respectively)	58,763	60,024
Short-term unbilled receivables *)	25,376	19,005
Long-term unbilled receivables *)	4,210	3,418
Contract assets **)	15,923	11,814
Deferred revenues (short-term contract liabilities) ***)	37,543	38,541

*)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

**)	Contract assets relate to unbilled receivables (including a long-term balance of $459 and $570 presented in other long-term assets as of December 31, 2024 and 2023, respectively), which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

***)	Deferred revenue represents billings to customers for which revenue has not yet been recognized.